Acquisitions of Subsidiaries and Non-controlling Interest	9 Months Ended
Sep. 30, 2011
Acquisitions of Subsidiaries and Non-controlling Interest
Acquisitions of Subsidiaries and Non-controlling Interest

5. Acquisitions of Subsidiaries and Non-controlling Interest

        In March 2011, the Group acquired Firmway Assets Limited ("Firmway"), a company incorporated in the British Virgin Islands, for $12,000,000. Firmway had acquired a 20-year lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Firmway to obtain the lease of the office building, which the Group intends to use as its corporate office. The purchase price was allocated as follows:

	Allocated Value	Amortization Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)

Total	12,000,000

        The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes. In August 2011, the Group acquired Beijing Jiahua Xinlian Media Advertisement Co., Ltd. ("Beijing Jiahua") , which is a real estate advertisement agency in exchange for a 16% equity interest of the Group's subsidiary Beijing Yisheng Leju Advertisement Co., Ltd. ("Beijing Advertisement")having a fair value of $3,398,954, and cash consideration of $9,416,363, to further expand its real estate online services. As of September 30, 2011, $4,720,770 of the cash consideration had been paid. The remaining consideration has been paid subsequently in December 2011. Beijing Jiahua has more than 10 years of advertising agency experience. The acquisition was made to expand the Group's online advertising business by leveraging Beijing Jiahua's advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Jiahua's standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

        The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)

Total	12,815,317

        The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

        In August 2011, the Group acquired Beijing Shangtuo Shunze Media Advertisement Co. Ltd ("Beijing Shangtuo"), which is a real estate advertisement agency, in exchange for a 5% equity interest in Beijing Advertisement, having a fair value of $1,062,173, and cash consideration of $3,139,312, to further expand its real estate online services. As of September 30, 2011, $1,573,590 of the cash consideration has been paid. The remaining consideration has been paid subsequently in December 2011. Beijing Shangtuo has more than 10 years of advertising agency experience. The acquisition was made to expand the Group's online advertising business by leveraging Beijing Jiahua's advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Shangtuo's standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

        The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer Relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)

Total	4,201,485

        The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.